CTB SECURITIES TRUST FUND
Statements of Assets and Liabilities


Assets                                          June 30, 2002  June 30, 2001
Cash                                             $24,146,330     41,996,467
Investments, at fair value (cost of $898,340,937 and $899,887,046 at
 2002 and 2001, respectively)                     882,204,832   897,736,594
Other assets:
 Interest receivable                                3,913,047     4,518,973
 Other                                              3,766,238        78,326
     Total assets                                 914,030,447   944,330,360

Liabilities
Accounts payable                                      429,574       414,380
Payable to Chinatrust Bank (U.S.A.)                   209,487       631,325
     Total liabilities                                639,061     1,045,705

Net Assets
Equivalent to $100.92 and $104.22 per share at June 30, 2002, and 2001, respectively, based on 9,050,546 shares of
 beneficial interest authorized and outstanding  $913,391,386   943,284,655

Net assets consist of:
 Paid-in capital                                 $904,855,283   904,855,283
 Undistributed net investment income- prior                -              -
 Undistributed net investment income -current      24,672,209    40,579,824
 Realized loss on investments                     (10,637,210)            -
 Unrealized loss on investments                    (5,498,896)   (2,150,452)
     Net assets                                  $913,391,386   943,284,655


CTB SECURITIES TRUST FUND
Statements of Operations
Six months ended June 30, 2002 and 2001

                                                      2002          2001
Investment income:
 Interest                                        $23,655,687     38,857,614
 Fees                                              2,201,107      3,009,160
 Other income                                        111,722         27,030
     Total investment income                      25,968,516     41,893,804
Expenses:
 Custodial fees                                       60,000         60,000
 Accounting fees                                     300,000        300,000
 Loan servicing fees                                 828,530        889,592
 Directors' fees                                       4,500          9,000
 Insurance                                             3,297          2,150
 Legal fees                                           33,543         52,719
 Other expenses                                       66,437            519
     Total expenses                                1,296,307      1,313,980
     Net investment income                        24,672,209     40,579,824
Realized and unrealized loss from investments:
 Net realized loss on investments                (10,445,486)             -
 Net unrealized loss on investments               (2,465,699)    (1,730,771)
     Total realized and unrealized loss          (12,911,185)    (1,730,771)
     Net increase in net assets resulting from op$11,761,024     38,849,053



CTB SECURITIES TRUST FUND
Statements of Changes in Net Assets
Six months ended June 30, 2002 and 2001

                                                      2002          2001
Increase in net assets from operations:
 Net investment income                            $24,672,209     40,579,824
 Net realized loss on investments                 (10,445,486)            -
 Net unrealized loss on investments                (2,465,699)    (1,730,771)
     Net increase in net assets resulting from ope 11,761,024     38,849,053
Distributions from net investment income              406,960        316,919
Capital share transactions:
 Shares issued                                              -              -
 Shares retired                                             -              -
     Net increase from capital share transactions           -              -
     (Decrease) increase in net assets             11,354,064     38,532,134
Net assets:
 Beginning of period                              902,037,322    904,752,521
 End of period                                   $913,391,386    943,284,655
Summary of capital investments:
 Beginning of period                                9,050,546      9,050,546
 Shares issued                                             -               -
 Shares retired                                            -               -
     Shares outstanding                             9,050,546      9,050,546


CTB SECURITIES TRUST FUND
Statements of Cash Flows

                                                    June 30, 2002  June 30, 2001
Cash flows from operating activities:
 Net increase in net assets resulting from operations  $11,761,024   38,849,053
 Adjustments to reconcile net income to net cash provided by
  (used in) operating activities:
   Realized loss on investments                         10,445,486            -
   Unrealized loss on investment                         2,465,699    1,730,771
   Changes in operating assets and liabilities:
   Net Increase in investments                        (123,036,729) (41,728,083)
   (Increase) decrease in accrued interest receivable     (799,861)   1,842,090
   Increase in other assets                             (3,744,747)     (54,118)
   Decrease in liabilities                              (1,478,093)    (400,162)
   Net cash provided by (used in) operating acti      (104,387,221)     239,551
Cash flows from financing activities:
 Capital contribution                                            -            -
 Distribution from investment income                      (406,960)    (316,919)
 Shares retired                                                  -            -
     Net cash (used in) provided by financing activities  (406,960)    (316,919)
     Net increase in cash                             (104,794,181)     (77,368)
Cash, beginning of period                              128,940,511   42,073,835
Cash, end of period                                    $24,146,330   41,996,467









CTB SECURITIES TRUST FUND
Portfolio of Investments
June 30, 2002
                                                  Fair    % of     Interest Rate    Maturity Date
                                   Cost           Value  Net Assets    Range             Range
SECURITIES
Municipal Securities                2,030,058   2,150,305    0.24% 4.05% - 7.40%   8/1/2001-12/1/2007
Mortgage-Backed Securities            644,681     672,137    0.07% 5.07% - 8.22%   7/15/2007-4/1/2032
Collateralized Mortgage Obligations    34,263      34,274    0.00%     7.53%          10/25/17
                                    2,709,002   2,856,716    0.31%

LOANS
Manufacturing & Trading Companies  25,220,978   24,492,073    2.68% 2.76% - 9.25%  6/25/2002-1/01/2007
Wholesale Trade - Durable Goods    88,123,943   84,465,358    9.25% 2.95% - 12.75% 4/03/2002-6/20/2007
Wholesale Trade - Nondurable Goods 75,940,096   73,235,342    8.02% 3.20% - 11.75% 7/31/2001-4/16/2007
Commercial Real Estate            459,294,449  452,508,332   49.54% 2.85% - 11.75% 3/10/2002-4/22/2009
Hotels                             11,985,280   11,881,454    1.30% 4.13% - 5.75%  9/30/2002-10/01/2006
Others                            235,067,189  232,765,557   25.48% 2.95% - 10.00% 5/01/2002-5/1/2009
                                  895,631,935  879,348,116   96.27%

Total Investments                 898,340,937  882,204,832   96.59%


CTB SECURITIES TRUST FUND
Financial Highlights
Six months ended June 30, 2002 and 2001

                                                      2002           2001
Per share operating performance:
 Net asset value, beginning of period            $     99.67         99.97
 Net investment income                                  2.73          4.48
 Net realized loss on investments                      (1.15)            -
 Net unrealized loss on investments                    (0.27)        (0.19)
     Increase in net asset value from operations        1.31          4.29
Distribution from net investment income                (0.04)        (0.04)
     Net asset value, end of period              $    100.92        104.22

Ratios/supplemental data:
 Net assets, end of period                       913,391,386   943,284,655
 Ratio to average net assets: *
  Expenses                                             0.32%         0.30%
  Net investment income                                6.12%         9.25%
 Portfolio turnover                                   24.51%         5.31%
 Rate of return                                        5.40%         8.60%
Shares outstanding at end of period                9,050,546     9,050,546

*Annualized.